Description of Organization and Business Operations, Business Combination (Detail) - USD ($)		4 Months Ended	7 Months Ended
	Mar. 02, 2020	Jun. 09, 2020	Sep. 30, 2020
Liquidity [Abstract]
Cash at bank		$ 1,399,981	$ 609,410
Working capital		1,400,000	(1,700,000)
Offering costs paid by sponsor in exchange for issuance of founder shares		25,000	25,000
Loan proceeds		250,000	250,000
Sponsor [Member]
Liquidity [Abstract]
Offering costs paid by sponsor in exchange for issuance of founder shares		25,000	25,000
Sponsor [Member] | Promissory Note [Member]
Liquidity [Abstract]
Loan proceeds	$ 250,000	250,000	250,000
Working capital loan outstanding amount		$ 0	0
Cerevel [Member]
Business Combination [Abstract]
Equity value			$ 780,000,000
PIPE Financing [Member]
Business Combination [Abstract]
Aggregate number of shares (in shares)			32,000,000
Share price (in dollars per share)			$ 10.00
Gross proceeds			$ 320,000,000
Bain Subscription Agreement [Member]
Business Combination [Abstract]
Prefunded subscription			25,000,000
Bain Subscription Agreement [Member] | Maximum [Member]
Business Combination [Abstract]
Total subscription amount			$ 100,000,000
ARYA Shareholder Support Agreements [Member] | Minimum [Member]
Business Combination [Abstract]
Share price (in dollars per share)			$ 15.00